Investment Objectives and Goals	Feb. 27, 2025
INVESCO BALANCED-RISK ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
Invesco Balanced-Risk Commodity Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide total return.
Invesco Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Invesco Developing Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco Discovery Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco Emerging Markets Local Debt Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Invesco EQV Emerging Markets All Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Invesco Global Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Invesco Global Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is total return through growth of capital and current income.
Invesco Global Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
INVESCO Health Care Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Invesco International Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Invesco Macro Allocation Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to seek a positive absolute return over a complete economic and market cycle.
Invesco Multi-Asset Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income.
Invesco Fundamental Alternatives Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.